Average Annual Total Returns (Vanguard Total Bond Market II Index Fund Institutional)	Vanguard Total Bond Market II Index Fund Vanguard Total Bond Market II Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Total Bond Market II Index Fund Vanguard Total Bond Market II Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total Bond Market II Index Fund Vanguard Total Bond Market II Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Bond Index Vanguard Total Bond Market II Index Fund Vanguard Total Bond Market II Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Float Adjusted Index Vanguard Total Bond Market II Index Fund Vanguard Total Bond Market II Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. Aggregate Float Adjusted Index Vanguard Total Bond Market II Index Fund Vanguard Total Bond Market II Index Fund - Institutional Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.99%	4.84%	3.39%	5.97%	5.85%	5.85%
Five Years	4.32%	3.15%	2.91%	4.45%	4.48%	4.48%
Since Inception	4.66%	3.46%	3.17%	4.80%		4.83%